Certain Balance Sheet Items	12 Months Ended
Dec. 31, 2021
Balance Sheet Related Disclosures [Abstract]
Supplemental Balance Sheet Disclosures [Text Block]	Certain Balance Sheet Items
The following table summarizes inventories (in thousands):

	December 31,
	2021	2020
Raw materials	$—	$119
Work in process	—	167
Finished goods	—	272
	$—	$558
The following table summarizes other current assets (in thousands):

	December 31,
	2021	2020
Prepaid digital mining hosting services	$20,043	$—
Prepaid services	1,477	421
Prepaid insurance	406	158
Transition service agreement, related party	—	115
Deferred cost - service contracts	49	99
Other	52	14
	$22,027	$807
The following table summarizes other assets (in thousands):

	December 31,
	2021	2020
Prepaid deposit for equipment	$102,238	$—
Prepaid insurance	251	385
Deferred cost – service contracts	7	56
Other	52	2
	$102,548	$443